Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2018
Summary of Significant Accounting Policies [Abstract]
Schedule of retirement and employee benefit plans
	For the fiscal year ended
	June 30,
	2018	2017

Allocated shares	104,649	86,880
Shares committed to be released	9,338	9,338
Unearned shares	66,286	84,961
Total ESOP shares	180,273	181,179

Fair value of unearned shares at
End of period (dollars in thousands)	$560	$802

Schedule of earnings per share
(in thousands)	2018	2017

Net income allocated to common shareholders, basic and diluted	$1,323	$935

	2018	2017
Basic
Weighted-average common shares outstanding	8,366,521	8,345,422

Diluted
Weighted-average common shares outstanding (diluted)	8,366,521	8,345,422

Schedule of fair value measurements of assets and liabilities measured at fair value on a recurring basis
	Fair Value Measurements Using
		Quotes Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2018
Agency mortgage-backed: residential	$48	$--	$48	$--

2017
Agency mortgage-backed: residential	$71	$--	$71	$--

Schedule of fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis
	Fair Value Measurements Using
		Quotes Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2018
Loans
One- to four-family	$513	$-	$-	$513

Other real estate owned, net
One- to four-family	$5	$-	$-	$5

2017
Other real estate owned, net
One- to four-family	$103	$-	$-	$103
Land	$79	$-	$-	$79

Schedule of level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2018	(in thousands)	Technique(s)	Input(s)	Average)

Loans:
1-4 family	$513	Sales comparison approach	Adjustments for differences between comparable sales	-38.5% to 20.7% (-27.8%)
Foreclosed and repossessed assets:
1-4 family	$5	Sales comparison approach	Adjustments for differences between comparable sales	0.0% to 0.0% (0.0%)

				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2017	(in thousands)	Technique(s)	Input(s)	Average)
Foreclosed and repossessed assets:
1-4 family	$103	Sales comparison approach	Adjustments for differences between comparable sales	-3.6% to 45.8% (9.5%)
Land	79	Sales comparison approach	Adjustments for differences between comparable sales	3.5% to 6.6% (5.0%)

Schedule of carrying value and fair value of the Company's financial instruments

		Fair Value Measurements at
(in thousands)	Carrying	June 30, 2018 Using
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$9,943	$9,943			$9,943
Time deposits in other financial institutions	5,692	5,692			5,692
Available-for-sale securities	48		$48		48
Held-to-maturity securities	1,002		998		998
Loans receivable - net	270,310			$271,295	271,295
Federal Home Loan Bank stock	6,482				n/a
Accrued interest receivable	706		706		706

Financial liabilities
Deposits	$195,653	$75,163	$120,215		$195,378
Federal Home Loan Bank advances	53,052		53,043		53,043
Advances by borrowers for taxes and insurance	762		762		762
Accrued interest payable	22		22		22

		Fair Value Measurements at
(in thousands)	Carrying	June 30, 2017 Using
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$12,804	$12,804			$12,804
Time deposits in other financial institutions	4,201	4,201			4,201
Available-for-sale securities	71		$71		71
Held-to-maturity securities	1,487		1,523		1,523
Loans receivable - net	258,244			$269,606	269,606
Federal Home Loan Bank stock	6,482				n/a
Accrued interest receivable	679		679		679

Financial liabilities
Deposits	$182,845	$78,561	$103,786		$182,347
Federal Home Loan Bank advances	55,780		55,881		55,881
Advances by borrowers for taxes and insurance	818		818		818
Accrued interest payable	21		21		21

Schedule of loans outstanding to executive officers, directors, significant shareholders and their affiliates
(in thousands)	2018	2017

Outstanding principal, beginning of year	$983	$1,043
Changes in composition of related parties	--	--
Principal disbursed during the year	53	--
Principal repaid and refinanced during the year	(191)	(60)
Outstanding principal, end of year	$845	$983